Property, plant and equipment (Schedule of Property plant and equipment table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	$ 3,368,772
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	10,799	$ 9,452
Additions	1,101	4,368
Disposals		(214)
Depreciation charge	(2,514)	(2,478)
Transfers	(54)	(329)
Right-of-use assets - end of year	9,332	10,799
Property, plant and equipment - End of year	3,286,515	3,368,772
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,507,370	9,416,351
Additions	211,635	153,631
Transfers	54	329
Change in reclamation provision	(54,991)	(5,343)
Disposals	(4,769)	(19,406)
Effect of movements in exchange rates	72,048	(38,192)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	9,731,347	9,507,370
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(6,149,397)	(5,952,313)
Depreciation charge	274,593	249,535
Transfers		0
Change in reclamation provision	37,683	7,509
Disposals	3,352	17,129
Effect of movements in exchange rates	(71,209)	27,813
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(6,454,164)	(6,149,397)
Land and buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,808,660
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	8,326	5,959
Additions	696	3,398
Disposals		0
Depreciation charge	(1,291)	(1,003)
Transfers	(26)	(28)
Right-of-use assets - end of year	7,705	8,326
Property, plant and equipment - End of year	1,700,319	1,808,660
Land and buildings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	5,213,324	5,197,138
Additions	206	9,062
Transfers	72,014	40,011
Change in reclamation provision	(54,991)	(5,343)
Disposals	(210)	(13,604)
Effect of movements in exchange rates	54,888	(13,940)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	5,285,231	5,213,324
Land and buildings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(3,412,990)	(3,300,869)
Depreciation charge	164,525	146,574
Transfers		0
Change in reclamation provision	37,683	7,509
Disposals	14	13,604
Effect of movements in exchange rates	(52,799)	13,340
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(3,592,617)	(3,412,990)
Plant and equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	738,985
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	401	1,565
Additions	385	126
Disposals		(214)
Depreciation charge	(251)	(399)
Transfers	(28)	(677)
Right-of-use assets - end of year	507	401
Property, plant and equipment - End of year	738,741	738,985
Plant and equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,897,605	2,812,309
Additions	734	29,498
Transfers	105,291	63,819
Change in reclamation provision	0	0
Disposals	(3,004)	(3,744)
Effect of movements in exchange rates	15,514	(4,277)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	3,016,140	2,897,605
Plant and equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(2,159,021)	(2,067,999)
Depreciation charge	105,545	98,694
Transfers		11
Change in reclamation provision	0	0
Disposals	2,064	3,456
Effect of movements in exchange rates	(15,404)	4,227
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(2,277,906)	(2,159,021)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,115
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	2,072	1,928
Additions	20	844
Disposals		0
Depreciation charge	(972)	(1,076)
Transfers	0	376
Right-of-use assets - end of year	1,120	2,072
Property, plant and equipment - End of year	7,984	9,115
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	90,719	84,080
Additions	61	3,461
Transfers	4,299	3,334
Change in reclamation provision	0	0
Disposals	(1,300)	(69)
Effect of movements in exchange rates	296	(87)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	94,075	90,719
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(83,676)	(79,576)
Depreciation charge	4,523	4,267
Transfers		(11)
Change in reclamation provision	0	0
Disposals	1,274	69
Effect of movements in exchange rates	(286)	87
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(87,211)	(83,676)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	200,482
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals		0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	228,867	200,482
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	237,280	234,590
Additions	210,172	111,518
Transfers	(181,550)	(106,835)
Change in reclamation provision	0	0
Disposals	(255)	(1,989)
Effect of movements in exchange rates	18	(4)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	265,665	237,280
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(36,798)	(36,798)
Depreciation charge	0	0
Transfers		0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(36,798)	(36,798)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	611,530
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals		0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	610,604	611,530
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,068,442	1,088,234
Additions	462	92
Transfers	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	1,332	(19,884)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	1,070,236	1,068,442
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(456,912)	(467,071)
Depreciation charge	0	0
Transfers		0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	(2,720)	10,159
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	$ (459,632)	$ (456,912)